Depreciation and Amortization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Depreciation, Depletion and Amortization [Abstract]
Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income	The amounts of depreciation and amortization expense excluded from the following operating expenses in its Condensed Consolidated Statements of Income and Comprehensive Income are:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Direct advertising expenses	$60,142	$58,200	$118,839	$116,315
General and administrative expenses	1,151	1,140	2,432	2,261
Corporate expenses	2,705	2,353	5,040	4,623

	$63,998	$61,693	$126,311	$123,199

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Income are:

	Year Ended December 31,
	2019	2018	2017
Direct expenses	$235,544	$212,585	$196,107
General and administrative expenses	4,416	4,134	4,151
Corporate expenses	10,068	8,542	10,846

	$250,028	$225,261	$211,104